Prospectus Supplement
John Hancock Variable Insurance Trust
Disciplined Value International Trust (the fund)
Supplement dated December 15, 2023 to the current Prospectus, as may be supplemented (the Prospectus)
As of January 1, 2024 (the Effective Date), Soyoun Song will be added as a portfolio manager of the fund. As of the Effective Date, Christopher K. Hart, CFA, and Joshua M. Jones, CFA, will continue as portfolio managers of the fund, and together with Soyoun Song, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following will be added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Soyoun Song
Portfolio Manager
Managed the fund since 2024
Additionally, as of the Effective Date, the table of portfolio managers specific to the fund in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Boston Partners Global Investors, Inc. (“Boston Partners”)” will be amended to include Mr. Song as a portfolio manager of the fund, as well as to include the below in the bulleted list of the portfolio managers below the table:
•
Soyoun Song. Portfolio Manager. Managed the fund since 2024. Joined Boston Partners in 2019. Began business career in 2005.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
Disciplined Value International Trust (the fund)
Supplement dated December 15, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of January 1, 2024 (the Effective Date), Soyoun Song will be added as a portfolio manager of the fund. As of the Effective Date, Christopher K. Hart, CFA, and Joshua M. Jones, CFA, will continue as portfolio managers of the fund, and together with Soyoun Song, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Boston Partners Global Investors, Inc.:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Soyoun Song has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Soyoun Song’s investment in the fund and similarly managed accounts.
The following table provides information as of November 30, 2023:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Soyoun Song	1	$22	0	$0	11	$67
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Soyoun Song	0	$0	0	$0	0	$0
Ownership of the Fund and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by Soyoun Song as of November 30, 2023. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Soyoun Song’s ownership of fund shares is stated in the footnote that follows the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Soyoun Song	None
1
As of November 30, 2023, Soyoun Song beneficially owned $0 of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.